Segment reporting - Disclosure of information about geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 109,163	€ 97,973
North America
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	62,276	52,029
France
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	19,020	17,893
Italy
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	7,696	8,810
Germany
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	5,079	4,884
Brazil
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	3,414	3,811
Spain
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,709	1,876
United Kingdom
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,476	1,194
Poland
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,116	1,038
Slovakia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	615	460
Serbia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	257	161
Other countries
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 6,505	€ 5,817